Chad E. Fickett

Assistant General Counsel

720 East Wisconsin Avenue

Milwaukee, WI 53202-4797

414 665 1209 office

414 625 1209 fax

chadfickett@northwesternmutual.com

October 2, 2013

Securities and Exchange Commission

Division of Investment Management

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549-8629

Re:	Northwestern Mutual Variable Life Account/Variable Life Account

Post-Effective Amendment No. 43 to Registration Statement

on Form N-6 (the “Amendment”)

File Nos.: 002-89972; 811-03989; EDGAR CIK: 0000742277

Commissioners:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, please accept this letter as certification that the form of prospectus and statement of additional information, as well as any supplements to the prospectus, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement, which has been filed electronically with the Securities and Exchange Commission on October 1, 2013.

Please direct any question or comment to me at the telephone number set forth above.

Very truly yours,

/s/ CHAD E. FICKETT

Chad E. Fickett
Assistant General Counsel